Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Net loss	$ (8,814,657)	$ (1,814,215)	$ (13,227,828)	$ (5,270,281)	$ (7,456,274)	$ (7,536,540)
Weighted Average Number of Shares Outstanding, Diluted	358,990	69,107	168,219	68,787	6,887,985	6,135,938
Earnings Per Share, Diluted	$ (24.55)	$ (26.25)	$ (78.63)	$ (76.62)	$ (1.08)	$ (1.23)